Goodwill - Schedule of Weighted Average Cost of Capital as a Discount Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GEO [Member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates	10.0%	9.5%
LEO [Member] | Bottom of range [member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates	15%	15%
LEO [Member] | Top of range [member]
Schedule of Weighted Average Cost of Capital as a Discount Rate [Line Items]
Discount rates	20%	20%